Capital Management - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Feb. 01, 2023	Dec. 31, 2022
Disclosure of regulatory capital [Line Items]
Minimum capital adequate ratio for Common Equity Tier 1 Capital		7.00%
Minimum capital adequate ratio for Tier 1 Capital		8.50%
Minimum capital adequate ratio for regulatory capital		10.50%
Increase in minimum capital ratio requirements across all tiers of capital		1.00%
Domestic Stability Buffer			3.50%	3.50%		3.00%
Domestic stability buffer threshold percentage surcharge					1.00%
Common Equity Tier 1 Capital percentage					11.50%
Tier 1 capital ratio					13.00%
Total capital ratio					15.00%
Domestic stability buffer threshold percentage increase	0.50%
Minimum material operating buffer percentage	3.50%
Bottom of range [member]
Disclosure of regulatory capital [Line Items]
Domestic Stability Buffer					0.00%
Top of range [member]
Disclosure of regulatory capital [Line Items]
Domestic Stability Buffer					4.00%